VOYA PARTNERS, INC.

Voya Index Solution Income Portfolio

Voya Index Solution 2020 Portfolio

Voya Index Solution 2025 Portfolio

Voya Index Solution 2030 Portfolio

Voya Index Solution 2035 Portfolio

Voya Index Solution 2040 Portfolio

Voya Index Solution 2045 Portfolio

Voya Index Solution 2050 Portfolio

Voya Index Solution 2055 Portfolio

Voya Index Solution 2060 Portfolio

Voya Solution Aggressive Portfolio

Voya Solution Balanced Portfolio

Voya Solution Conservative Portfolio

Voya Solution Income Portfolio

Voya Solution Moderately Aggressive Portfolio

Voya Solution Moderately Conservative Portfolio

Voya Solution 2020 Portfolio

Voya Solution 2025 Portfolio

Voya Solution 2030 Portfolio

Voya Solution 2035 Portfolio

Voya Solution 2040 Portfolio

Voya Solution 2045 Portfolio

Voya Solution 2050 Portfolio

Voya Solution 2055 Portfolio

Voya Solution 2060 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

VOYA SEPARATE PORTFOLIOS TRUST

Voya Target In-Retirement Fund

Voya Target Retirement 2020 Fund

Voya Target Retirement 2025 Fund

Voya Target Retirement 2030 Fund

Voya Target Retirement 2035 Fund

Voya Target Retirement 2040 Fund

Voya Target Retirement 2045 Fund

Voya Target Retirement 2050 Fund

Voya Target Retirement 2055 Fund

Voya Target Retirement 2060 Fund

(each a “Fund” and collectively the “Funds”)

VOYA SERIES FUND, INC.

Voya Global Target Payment Fund

(the “Fund”)

Supplement dated May 9, 2018

to the current Prospectuses, Summary Prospectuses (the “Prospectuses”)

and to the current Statements of Additional Information (the “SAIs”)

for the above named Funds and Portfolios

Effective May 11, 2018, Jody Hrazanek will no longer be a portfolio manager for the Funds and Portfolios. Effective May 11, 2018, all references to Jody Hrazanek as a portfolio manager for the Funds and Portfolios are hereby removed from the Funds’ and Portfolios’ Prospectuses and SAIs.

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE